Note 18 - Inventories - Schedule of Inventory (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Finished goods	R$ 1,688.0	R$ 1,528.4
Work in progress	339.5	309.6
Raw material	2,517.3	1,816.3
Consumables	107.0	77.3
Spare parts and other	597.0	476.9
Prepayments	304.4	210.9
Impairment losses	(151.4)	(100.4)
Total	R$ 5,401.8	R$ 4,319.0